Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 2,302	$ 10,390	$ 11,813
Restricted cash			172
Accounts receivable, net	17,119	13,902	21,539
Costs in excess of billings on uncompleted contracts	1,753	5,288	5,411
Inventory, net	6,934	5,711	12,264
Deferred costs on uncompleted contracts		896	1,313
Other current assets	2,607	3,026
Receivable and deferred tax assets		200	3,333
Other current assets		1,930	1,014
Total current assets	30,715	38,317	56,859
Property and equipment, net	3,638	3,991	6,930
Deferred tax assets			5,444
Goodwill		0	19,885
Intangibles	2,347		390
Other assets			41
Total assets	36,700	42,308	89,549
Current liabilities:
Line of credit		6,498
Accounts payable		15,887	27,785
Accounts payable	19,330	15,951
Accrued liabilities	2,998	4,943	3,292
Billings in excess of costs on uncompleted contracts	1,345	2,975	2,144
Payable to Gaiam		64	476
Related party debt	6,600	6,850	1,700
Debt		114	197
Other current liabilities	1,994	723
Capital lease obligations	234	213	126
Deferred revenue and other current liabilities		396	2,388
Total current liabilities	32,267	37,940	38,108
Debt, net of current portion	9	69	202
Related party debt	150
Capital lease obligations, net of current portion	266	374	433
Common stock warrant liability	4,037
Other liabilities	357	443
Total liabilities	36,811	38,383	38,743
Commitments and contingencies
Shareholders' equity:
Preferred stock, par value $.0001 per share; 50,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	86,945	82,185	81,860
Accumulated deficit	(87,059)	(78,263)	(31,057)
Total shareholders' equity	(111)	3,925	50,806
Total liabilities and shareholders' equity	36,700	42,308	89,549
Common Class A
Shareholders' equity:
Common stock	3	3	3
Total shareholders' equity		$ 3	$ 3